Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Bank of Marin Bancorp
Entity Central Index Key	0001403475
Amendment Flag	false